Significant Accounting Judgments, Estimates and Assumptions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of changes in accounting estimates [line items]
Carrying amounts of deferred tax assets	¥ 426,377	$ 60,023	¥ 450,882
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Cash flows derived from forecasts period	five
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Cash flows derived from forecasts period	ten years